Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Goodwill

10. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at January 1, 2022	4,843	831	31,514	122	37,310
Additions	2,409	4	26,807	845	30,065
Disposals	—	—	—	—	—
Business Combination (Note 6)	350	3,613	—	—	3,963
Transfers	—	—	123	(123)	—
Amortization for the year	(1,223)	(363)	(8,908)	—	(10,494)
Translation differences	(2)	(43)	1	—	(44)
Balance at December 31, 2022	6,377	4,042	49,537	844	60,800
Additions	3,413	68	28,478	1,327	33,285
Disposals	—	—	—	—	—
Business Combination (Note 6)	—	16,144	100	—	16,244
Transfers	—	—	2,171	(2,171)	—
Amortization for the year	(1,538)	(807)	(13,848)	—	(16,194)
Translation differences	(1)	(57)	(29)	—	(87)
Balance at December 31, 2023	8,251	19,390	66,408	—	94,049
Cost
At December 31, 2021	6,020	1,004	37,646	122	44,792
At December 31, 2022	8,777	4,578	64,577	844	78,776
At December 31, 2023	12,189	20,733	95,297	—	128,218
Accumulated amortization
At December 31, 2021	(1,177)	(173)	(6,132)	—	(7,482)
At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,170)

During 2023, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling Euros 28,478 thousand (Euros 26,807 thousand in 2022), for which the associated development expenditures met the requirements for capitalization.

Trademarks, industrial property and customer relationships includes trademarks for an amount of Euros 13,205 thousand (Euros 816 thousand in 2022), customer relationships totalling Euros 2,754 thousand (Euros 3,226 thousand in 2022) and industrial properties for an amount of Euros 3,431 thousand (Euros 0 thousand in 2022).

The total additions of internally developed intangibles (Development Costs and Software) were Euros 26,182 thousand (Euros 20,204 thousand in 2022) corresponds to the capitalization carried out by the Group in relation to the product development process, specially for the DC product under the names of Quasar and Supernova, AC product under the names of Pulsar, Cooper and Commander and MyWallbox software.

The average remaining amortization term for these assets is between 3 and 5 years.

Additions of patents, licenses and similar, and computer software totaled Euros 3,481 thousand (Euros 2,413 thousand in 2022) due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers.

The Group has items in use that were fully depreciated as of December 31, 2023 for an amount of Euros 880 thousand, as compared to Euros 0 thousand as of December 31, 2022.

At December 31, 2023, additions of intangible assets for which payment was still pending totaled Euros 1,952 thousand (Euros 845 thousand at December 31, 2022). The Group has no restrictions on the realizability of its intangible assets and no pledge exists on these assets as of December 31, 2023 and 2022.

At December 31, 2023, there are commitments for the acquisition of intangible assets for Euros 1,127 thousand (Euros 1,728 thousand at December 31, 2022).

b) Goodwill

The Goodwill breakdown by CGU as of December 31, 2023 and December 31, 2022 is as follows:

(In thousand Euros)	ARES	Coil	Nordics	Electromaps/ Software	Total
2023	4,424	3,101	2,403	3,457	13,385
2022	5,571	3,503	2,570	3,457	15,101

The change in the carrying amount of goodwill corresponds to the exchange differences from the Nordics and Coil business combination.